Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 34,015	$ 1,041,216	$ 860,631	$ 790,460
Post-employment benefits	127	3,884	2,858	4,790
Share-based payments	299	9,145		11,547
Total	$ 34,441	$ 1,054,245	$ 863,489	$ 806,797